Note 7 - Right-of-use Asset and Lease Obligation - Non-cancellable Lease Rentals Payable (Details)	Dec. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Non-cancellable lease rentals	$ 42,523
Not later than one year [member]
Statement Line Items [Line Items]
Non-cancellable lease rentals	42,523
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Non-cancellable lease rentals